UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

Bond Fund of AmericaSM
Investment portfolio

September 30, 2006
                                                                                            unaudited

Bonds & notes — 89.55%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 45.44%
FINANCIALS — 19.69%
General Motors Acceptance Corp. 6.15% 2007	$ 2,750	$ 2,747
General Motors Acceptance Corp. 6.407% 2007[1]	2,000	1,999
General Motors Acceptance Corp. 5.125% 2008	9,855	9,661
General Motors Acceptance Corp. 5.85% 2009	7,790	7,642
Residential Capital Corp. 6.607% 2009[1]	17,500	17,637
Residential Capital Corp. 7.337% 2009[1,2]	6,000	6,031
Residential Capital Corp. 6.375% 2010	78,250	79,237
General Motors Acceptance Corp. 7.75% 2010	5,880	6,029
Residential Capital Corp. 6.00% 2011	19,500	19,495
General Motors Corp. 7.20% 2011	22,700	21,026
General Motors Acceptance Corp. 7.25% 2011	72,350	72,831
General Motors Acceptance Corp. 6.875% 2012	19,500	19,324
General Motors Acceptance Corp. 7.00% 2012	41,750	41,658
Residential Capital Corp. 6.50% 2013	25,000	25,422
General Motors Corp. 7.125% 2013	13,615	12,032
General Motors Corp. 7.25% 2013	€700	825
General Motors Acceptance Corp. 6.75% 2014	$43,750	42,777
General Motors Acceptance Corp. 7.60% 2014[1]	75,000	75,324
Residential Capital Corp. 6.875% 2015	2,780	2,892
General Motors Corp. 7.70% 2016	5,375	4,710
General Motors Corp. 9.40% 2021	1,875	1,725
General Motors Corp. 8.375% 2033	1,200	1,044
International Lease Finance Corp., Series P, 3.125% 2007	2,000	1,973
ASIF Global Financing XVIII 3.85% 2007[2]	5,785	5,696
ASIF Global Financing XXVIII 5.508% 2007[1,2]	2,000	2,002
International Lease Finance Corp. 4.35% 2008	20,500	20,172
AIG SunAmerica Global Financing VII 5.85% 2008[2]	24,250	24,529
International Lease Finance Corp. 3.50% 2009	13,000	12,474
International Lease Finance Corp., Series O, 4.55% 2009	18,355	18,001
International Lease Finance Corp. 4.75% 2009	22,000	21,721
International Lease Finance Corp. 5.00% 2010	4,565	4,505
International Lease Finance Corp. 5.125% 2010	25,000	24,992
International Lease Finance Corp., Series Q, 5.45% 2011	15,000	15,108
American General Finance Corp., Series J, 5.706% 2011[1]	32,500	32,602
International Lease Finance Corp. 5.00% 2012	13,500	13,275
ASIF Global Financing XIX 4.90% 2013[2]	2,000	1,957
International Lease Finance Corp., Series R, 5.625% 2013	20,000	20,155
American General Finance Corp., Series I, 5.85% 2013	27,500	28,138
International Lease Finance Corp. 5.875% 2013	5,000	5,139
American General Finance Corp., Series I, 5.40% 2015	20,000	19,836
American General Finance Corp., Series J, 5.75% 2016	2,500	2,534
American International Group, Inc. 6.25% 2036	8,750	9,225
ILFC E-Capital Trust I 5.90% 2065[1,2]	52,500	52,934
ILFC E-Capital Trust II 6.25% 2065[1,2]	9,325	9,338
Washington Mutual, Inc. 4.375% 2008	11,735	11,597
Washington Mutual, Inc. 5.55% 2010	4,000	4,046
Washington Mutual, Inc. 5.00% 2012	14,000	13,702
Washington Mutual, Inc. 5.687% 2012[1]	41,000	40,945
Washington Mutual, Inc. 5.79% 2012[1]	35,000	35,108
Washington Mutual, Inc. 5.95% 2013	5,000	5,111
Washington Mutual, Inc. 5.25% 2017	10,000	9,641
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	140,400	138,420
Ford Motor Credit Co. 4.875% 2007	€13,950	17,651
Ford Motor Credit Co. 7.20% 2007	$ 3,000	2,999
Ford Motor Credit Co. 7.875% 2010	61,000	59,453
Ford Motor Credit Co. 9.75% 2010[2]	94,500	97,648
Ford Motor Credit Co. 10.64% 2011[1,2]	60,275	63,051
J.P. Morgan Chase & Co. 5.35% 2007	3,285	3,284
J.P. Morgan Chase & Co. 4.00% 2008	12,500	12,300
BANK ONE, Texas, NA 6.25% 2008	7,250	7,341
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,878
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,166
J.P. Morgan Chase & Co. 4.891% 2015	55,000	54,072
Bank One Corp. 4.90% 2015	9,000	8,649
J.P. Morgan Chase & Co. 5.15% 2015	24,190	23,637
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.989% 2027[1]	20,000	19,286
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	40,750	41,253
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	25,150	26,801
Household Finance Corp. 5.75% 2007	10,000	10,013
Household Finance Corp. 7.875% 2007	32,000	32,320
Household Finance Corp. 4.125% 2008	1,000	979
Household Finance Corp. 6.40% 2008	10,000	10,193
Household Finance Corp. 4.125% 2009	25,000	24,262
HSBC Finance Corp. 4.625% 2010	11,500	11,275
Household Finance Corp. 6.375% 2011	7,250	7,586
Household Finance Corp. 6.75% 2011	23,750	25,195
HSBC Finance Corp. 5.74% 2012[1]	20,000	20,163
HSBC Finance Corp. 5.84% 2012[1]	15,000	15,123
HSBC Bank USA 4.625% 2014[2]	14,000	13,364
HSBC Finance Corp. 5.00% 2015	31,730	30,724
Midland Bank 5.875% Eurodollar note (undated)[1]	15,000	12,900
CIT Group Inc. 3.65% 2007	10,720	10,541
CIT Group Inc. 4.00% 2008	14,000	13,741
CIT Group Inc. 3.375% 2009	5,000	4,794
CIT Group Inc. 6.875% 2009	31,000	32,328
CIT Group Inc. 4.25% 2010	30,000	29,108
CIT Group Inc. 5.78% 2011[1]	30,000	30,059
CIT Group Inc. 7.75% 2012	26,875	29,790
CIT Group Inc. 5.40% 2013	15,000	14,946
HBOS PLC 5.375% (undated)[1,2]	21,270	20,922
HBOS PLC, Series B, 5.92% (undated)[1,2]	117,000	113,382
Bank of Scotland 7.00% (undated)[1,2]	25,000	25,359
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	57,950	55,939
Westfield Group 5.40% 2012[2]	50,000	49,964
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	26,600	25,854
Westfield Group 5.70% 2016[2]	2,000	1,999
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,470	$ 6,451
Santander Issuances, SA Unipersonal 5.75% 2016[1,2]	$21,500	21,534
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	62,000	62,939
Abbey National PLC 6.70% (undated)[1]	18,380	18,758
Abbey National PLC 7.35% (undated)[1]	30,500	30,543
Abbey National PLC 7.50% (undated)[1]	£2,975	6,304
Prudential Financial, Inc. 4.104% 2006	$ 10,000	9,987
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	7,500	7,289
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	2,500	2,460
PRICOA Global Funding I 4.20% 2010[2]	17,000	16,463
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,831
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	57,035	70,477
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	108,405	105,686
USA Education, Inc. 5.625% 2007	29,150	29,199
SLM Corp., Series A, 3.95% 2008	17,500	17,113
SLM Corp., Series A, 4.00% 2010	5,500	5,303
SLM Corp., Series A, 4.50% 2010	43,000	41,905
SLM Corp., Series A, 5.125% 2012	5,000	4,935
SLM Corp., Series A, 5.375% 2013	5,450	5,443
Royal Bank of Scotland Group PLC 8.375% 2007	£6,500	12,272
Royal Bank of Scotland Group PLC 5.00% 2014	$ 1,280	1,249
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[1]	65,399	63,646
National Westminster Bank PLC 7.75% (undated)[1]	17,000	17,358
Simon Property Group, LP 4.875% 2010	12,000	11,830
Simon Property Group, LP 5.375% 2011	12,500	12,481
Simon Property Group, LP 5.60% 2011	32,060	32,333
Simon Property Group, LP 5.75% 2012	4,000	4,062
Simon Property Group, LP 6.10% 2016	4,000	4,132
Simon Property Group, LP 5.875% 2017	17,250	17,462
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	76,250	77,907
Citigroup Inc. 3.50% 2008	20,000	19,579
Citigroup Inc. 4.25% 2009	15,000	14,687
Citigroup Inc. 4.125% 2010	26,000	25,240
Citigroup Inc. 5.125% 2011	10,000	10,003
Citigroup Inc. 5.625% 2012	5,675	5,785
Bank of America Corp. 3.875% 2008	2,000	1,967
Bank of America Corp. 4.375% 2010	13,000	12,645
Bank of America Corp. 4.50% 2010	9,000	8,814
BankAmerica Corp. 7.125% 2011	1,750	1,894
Bank of America Corp. 4.875% 2012	2,000	1,969
MBNA Corp., Series F, 7.50% 2012	1,800	1,991
Bank of America Corp. 5.25% 2015	5,000	4,932
MBNA Capital A, Series A, 8.278% 2026	7,500	7,835
MBNA Global Capital Funding, Series B, 6.289% 2027[1]	33,000	32,963
Price REIT, Inc. 7.50% 2006	2,760	2,764
Kimco Realty Corp., Series C, 3.95% 2008	9,200	8,982
Kimco Realty Corp., Series C, 4.82% 2011	10,000	9,775
Kimco Realty Corp. 6.00% 2012	18,500	19,121
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,420
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,858
Kimco Realty Corp., Series C, 5.783% 2016	18,500	18,688
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	12,156
Resona Bank, Ltd. 5.85% (undated)[1,2]	$56,660	55,493
Capital One Bank 4.25% 2008	8,000	7,830
Capital One Financial Corp. 5.67% 2009[1]	30,000	30,046
Capital One Financial Corp. 5.70% 2011	12,000	12,097
Capital One Financial Corp. 6.25% 2013	7,000	7,242
Capital One Financial Corp. 6.15% 2016	10,000	10,137
Liberty Mutual Group Inc. 6.50% 2035[2]	37,460	35,848
Liberty Mutual Group Inc. 7.50% 2036[2]	26,990	29,042
Lazard Group LLC 7.125% 2015	56,765	59,243
American Express Credit Corp. 3.00% 2008	9,060	8,761
American Express Co. 6.80% 2066[1]	46,500	49,181
Lincoln National Corp. 7.00% 2066[1]	54,895	57,598
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (undated)[1]	€4,650	5,903
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[1,2]	$49,602	50,118
CNA Financial Corp. 5.85% 2014	8,500	8,442
CNA Financial Corp. 6.50% 2016	23,000	23,678
CNA Financial Corp. 7.25% 2023	21,645	23,070
EOP Operating LP 6.75% 2008	24,500	24,929
EOP Operating LP 4.65% 2010	17,010	16,518
EOP Operating LP 7.00% 2011	2,500	2,649
EOP Operating LP 6.75% 2012	8,250	8,671
EOP Operating LP 7.50% 2029	1,710	1,921
ReliaStar Financial Corp. 8.00% 2006	23,160	23,202
ING Security Life Institutional Funding 2.70% 2007[2]	4,730	4,676
ReliaStar Financial Corp. 6.50% 2008	6,016	6,163
ING Bank NV 5.50% 2012	€3,750	5,094
ING Groep NV 5.775% (undated)[1]	$15,500	15,322
TuranAlem Finance BV 7.75% 2013[2]	11,000	10,967
TuranAlem Finance BV 8.00% 2014	9,710	9,729
TuranAlem Finance BV 8.00% 2014[2]	5,000	5,010
TuranAlem Finance BV 8.50% 2015[2]	20,560	20,957
TuranAlem Finance BV 8.50% 2015	6,890	7,023
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€10,370	14,575
HVB Funding Trust I 8.741% 2031[2]	$18,339	23,036
HVB Funding Trust III 9.00% 2031[2]	12,530	16,058
Hospitality Properties Trust 7.00% 2008	1,000	1,021
Hospitality Properties Trust 6.75% 2013	17,845	18,784
Hospitality Properties Trust 5.125% 2015	6,850	6,530
Hospitality Properties Trust 6.30% 2016	24,175	24,745
XL Capital Finance (Europe) PLC 6.50% 2012	12,455	13,006
XL Capital Ltd. 6.375% 2024	2,125	2,190
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	22,380	21,692
Twin Reefs Asset Trust (XLFA), Series B, 6.33% (undated)[1,2]	10,200	10,218
Allstate Financial Global Funding LLC 5.25% 2007[2]	26,500	26,490
Allstate Life Global Funding Trust, Series 2004-2, 5.46% 2007[1]	3,000	3,003
Allstate Financial Global Funding LLC 4.25% 2008[2]	7,500	7,373
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	5,000	4,920
Allstate Financing II 7.83% 2045	5,000	5,208
ACE Ltd. 6.00% 2007	1,000	1,002
ACE INA Holdings Inc. 5.875% 2014	25,275	25,556
ACE Capital Trust II 9.70% 2030	12,423	16,618
Developers Diversified Realty Corp. 3.875% 2009	19,500	18,859
Developers Diversified Realty Corp. 5.00% 2010	2,500	2,469
Developers Diversified Realty Corp. 5.375% 2012	3,450	3,419
Developers Diversified Realty Corp. 5.50% 2015	17,500	17,209
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	17,500	17,488
AEGON NV 4.625% 2008	€7,750	9,951
Transamerica Corp. 9.375% 2008	$7,500	7,834
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,959
AEGON NV 6.125% 2031	£1,600	3,512
Kazkommerts International BV 7.00% 2009[2]	$ 5,500	5,548
Kazkommerts International BV 8.50% 2013	8,500	8,989
Kazkommerts International BV 7.875% 2014[2]	9,200	9,384
Kazkommerts International BV 8.00% 2015[2]	15,500	15,732
American Honda Finance Corp. 5.125% 2010[2]	34,350	34,299
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	21,355
DBS Bank Ltd. 5.98% 2021[1,2]	12,500	12,594
Nationwide Life Insurance Co. 5.35% 2007[2]	4,250	4,250
North Front Pass Through Trust 5.81% 2024[1,2]	18,500	18,205
Nationwide Mutual Insurance Co. 7.875% 2033[2]	8,000	9,387
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,976
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,690
BOI Capital Funding (No. 2) LP 5.571% (undated)[1,2]	8,150	7,875
Bank of Ireland 6.107% (undated)[1,2]	25,550	24,979
ZFS Finance (USA) Trust I 6.15% 2065[1,2]	32,680	32,553
PLD International Finance LLC 4.375% 2011	€4,150	5,286
ProLogis 5.625% 2015	$25,000	24,846
Berkshire Hathaway Finance Corp. 4.125% 2010	20,000	19,445
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,794
Principal Life Global Funding I 2.80% 2008[2]	11,625	11,169
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,060
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,001
Plum Creek Timberlands, LP 5.875% 2015	29,000	28,736
Brandywine Operating Partnership, LP 5.75% 2012	26,550	26,742
iStar Financial, Inc. 5.375% 2010	10,675	10,628
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,473
iStar Financial, Inc. 6.05% 2015	14,285	14,451
Hartford Financial Services Group, Inc. 4.70% 2007	16,250	16,146
Hartford Financial Services Group, Inc. 5.55% 2008	875	880
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,626
Hartford Financial Services Group, Inc. 4.625% 2013	4,000	3,830
Rouse Co. 3.625% 2009	5,200	4,935
Rouse Co. 7.20% 2012	17,700	18,191
Rouse Co. 6.75% 2013[2]	2,000	2,009
UnionBanCal Corp. 5.25% 2013	2,000	1,974
Union Bank of California, NA 5.95% 2016	22,000	22,728
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	23,125	23,162
Metropolitan Life Global Funding I, Series 2004-2, 5.46% 2007[1,2]	1,500	1,501
Met Life Global Funding I 2.60% 2008[2]	20,000	19,087
MetLife, Inc. 5.00% 2015	2,000	1,940
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	5,000	4,979
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,348
Assurant, Inc. 5.625% 2014	22,000	21,940
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	21,845
Zions Bancorporation 5.50% 2015	21,625	21,404
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[1]	25,000	20,875
Countrywide Home Loans, Inc., Series M, 4.125% 2009[3]	20,000	19,388
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,744
Standard Chartered Bank 5.563% Eurodollar note (undated)[1]	15,000	12,412
Standard Chartered Bank 5.588% (undated)[1]	5,000	4,200
Credit Suisse First Boston (USA), Inc. 6.50% 2012	15,000	15,820
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,856
Downey Financial Corp. 6.50% 2014	14,380	14,440
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	12,500	13,234
Genworth Financial, Inc. 5.54% 2007[1]	2,500	2,504
Genworth Financial, Inc. 4.75% 2009	10,345	10,246
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	12,719
ERP Operating LP 4.75% 2009	2,225	2,195
ERP Operating LP 6.625% 2012	5,000	5,298
ERP Operating LP 5.375% 2016	5,000	4,928
E*TRADE Financial Corp. 8.00% 2011	750	780
E*TRADE Financial Corp. 7.375% 2013	925	950
E*TRADE Financial Corp. 7.875% 2015	9,720	10,279
Independence Community Bank Corp. 4.90% 2010	12,000	11,757
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	12,000	11,440
Wells Fargo & Co. 3.50% 2008	3,310	3,232
Wells Fargo & Co. 4.125% 2008	8,000	7,884
Banco Santander-Chile 5.375% 2014[2]	11,200	11,048
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	10,200	11,008
PNC Funding Corp. 4.20% 2008	6,750	6,639
PNC Funding Corp. 5.125% 2010	4,000	3,992
AB Spintab 6.00% 2009	SKr73,000	10,514
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	$10,000	9,792
Post Apartment Homes, LP 7.70% 2010	1,400	1,509
Post Apartment Homes, LP 5.125% 2011	7,720	7,529
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	8,493
Bank of Nova Scotia 5.125% 2085[1]	$10,000	8,492
Chohung Bank 4.50% 2014[1,2]	8,000	7,702
Host Marriott, LP, Series G, 9.25% 2007	625	648
Host Marriott, LP, Series M, 7.00% 2012	6,595	6,702
Lloyds Bank, Series 2, 5.563% (undated)[1]	8,000	7,103
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,762
Allied Irish Banks Ltd. 5.985% (undated)[1]	7,000	6,378
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,826
National Australia Bank Ltd. 5.486% (undated)[1,2]	5,925	5,666
Irvine Apartment Communities, LP 7.00% 2007	5,000	4,996
Wachovia Corp., Series G, 4.375% 2010	5,000	4,885
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,796
Bergen Bank 5.563% (undated)[1]	5,000	4,250
National Bank of Canada 5.625% 2087[1]	5,000	4,090
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	4,250	4,073
Barclays Bank PLC 4.75% (undated)[1]	€3,500	3,949
Christiana Bank Og Kreditkasse 5.466% (undated)[1]	$ 4,000	3,574
Federal Realty Investment Trust 4.50% 2011	3,500	3,370
FelCor Lodging LP 8.50% 2011[1]	2,270	2,415
Willis North America Inc. 5.625% 2015	2,500	2,403
Deutsche Bank Financial LLC 5.375% 2015	2,000	1,987
St. Paul Travelers Companies, Inc. 6.25% 2016	1,500	1,567
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,465
		5,139,717

CONSUMER DISCRETIONARY — 5.55%
DaimlerChrysler North America Holding Corp. 4.05% 2008	4,750	4,640
DaimlerChrysler North America Holding Corp. 4.75% 2008	4,800	4,754
DaimlerChrysler North America Holding Corp. 5.82% 2009[1]	30,000	30,035
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,213
DaimlerChrysler North America Holding Corp. 4.875% 2010	20,000	19,448
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	60,788
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	28,257
DaimlerChrysler North America Holding Corp. 6.50% 2013	11,610	11,923
Comcast Cable Communications, Inc. 6.20% 2008	7,150	7,293
Lenfest Communications, Inc. 7.625% 2008	6,750	6,940
Comcast Corp. 5.80% 2009[1]	2,000	2,005
Comcast Cable Communications, Inc. 6.875% 2009	15,194	15,809
Tele-Communications, Inc. 9.80% 2012	17,500	20,693
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,781
Tele-Communications, Inc. 7.875% 2013	7,500	8,392
Comcast Corp. 5.85% 2015	29,025	29,068
Comcast Corp. 6.50% 2015	23,000	24,047
Comcast Corp. 5.90% 2016	6,570	6,585
Comcast Corp. 6.50% 2017	25,000	26,145
Comcast Corp. 5.65% 2035	6,670	6,072
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	17,072
Harrah’s Operating Co., Inc. 5.625% 2015	27,650	25,744
Harrah’s Operating Co., Inc. 6.50% 2016	20,000	19,640
Harrah’s Operating Co., Inc. 5.75% 2017	12,000	10,996
Viacom Inc. 5.75% 2011[2]	2,500	2,497
Viacom Inc. 6.25% 2016[2]	34,110	33,871
Viacom Inc. 6.875% 2036[2]	32,600	32,329
Time Warner Inc. 8.18% 2007	2,225	2,277
AOL Time Warner Inc. 6.875% 2012	27,250	28,847
AOL Time Warner Inc. 7.625% 2031	18,575	20,579
Toll Brothers, Inc. 6.875% 2012	9,875	10,004
Toll Brothers, Inc. 4.95% 2014	23,720	21,272
Toll Brothers, Inc. 5.15% 2015	14,000	12,465
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	13,076
Clear Channel Communications, Inc. 5.75% 2013	10,000	9,623
Clear Channel Communications, Inc. 5.50% 2014	3,000	2,792
Clear Channel Communications, Inc. 6.875% 2018	13,000	12,801
News America Holdings Inc. 8.00% 2016	1,000	1,155
News America Holdings Inc. 8.25% 2018	8,990	10,602
News America Inc. 6.40% 2035	26,000	25,582
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,421
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,544
Royal Caribbean Cruises Ltd. 6.875% 2013	805	806
Royal Caribbean Cruises Ltd. 7.00% 2013	12,435	12,633
Royal Caribbean Cruises Ltd. 7.25% 2016	17,000	17,267
Cox Communications, Inc. 5.94% 2007[1]	5,000	5,026
Cox Communications, Inc. 7.875% 2009	1,000	1,061
Cox Communications, Inc. 4.625% 2010	5,000	4,867
Cox Communications, Inc. 7.75% 2010	10,000	10,801
Cox Communications, Inc. 5.45% 2014	12,750	12,336
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	10,277
Charter Communications Operating, LLC, Term Loan B, 8.125% 2013[1,3]	7,900	7,949
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,150	13,298
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	2,500	2,553
Target Corp. 3.375% 2008	8,330	8,136
Target Corp. 5.375% 2009	24,500	24,739
Ryland Group, Inc. 5.375% 2008	2,000	1,985
Ryland Group, Inc. 5.375% 2012	30,900	29,148
Centex Corp. 5.80% 2009	2,500	2,520
Centex Corp. 5.25% 2015	6,725	6,293
Centex Corp. 6.50% 2016	20,000	20,276
Pulte Homes, Inc. 4.875% 2009	20,300	19,952
Pulte Homes, Inc. 7.625% 2017	7,500	8,155
Carnival Corp. 3.75% 2007	8,500	8,348
Carnival Corp. 6.15% 2008	18,623	18,815
Johnson Controls, Inc. 5.25% 2011	7,550	7,482
Johnson Controls, Inc. 5.50% 2016	15,000	14,684
D.R. Horton, Inc. 9.75% 2010	1,150	1,265
D.R. Horton, Inc. 7.875% 2011	800	855
D.R. Horton, Inc. 6.50% 2016	20,060	19,718
American Media Operations, Inc., Series B, 10.25% 2009	15,865	14,834
American Media Operations, Inc. 8.875% 2011	7,060	6,230
J.C. Penney Co., Inc. 8.00% 2010	7,590	8,170
J.C. Penney Co., Inc. 9.00% 2012	995	1,154
J.C. Penney Co., Inc., Series A, 6.875% 2015	5,500	5,822
J.C. Penney Co., Inc. 7.65% 2016	2,315	2,604
J.C. Penney Co., Inc. 7.625% 2097	500	515
Kohl’s Corp. 6.30% 2011	16,000	16,605
Kohl’s Corp. 7.375% 2011	1,500	1,619
Omnicom Group Inc. 5.90% 2016	17,750	18,040
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,374
Mohegan Tribal Gaming Authority 7.125% 2014	2,000	2,000
Visteon Corp. 8.25% 2010	16,240	15,915
Cinemark USA, Inc. 9.00% 2013	8,325	8,679
Cinemark, Inc. 0%/9.75% 2014[4]	8,750	7,022
MGM MIRAGE 6.00% 2009	1,975	1,960
MGM MIRAGE 8.50% 2010	6,850	7,321
MGM MIRAGE 6.75% 2012	1,050	1,041
MGM MIRAGE 6.75% 2013	2,500	2,469
MGM MIRAGE 5.875% 2014	500	466
MGM MIRAGE 6.625% 2015	2,025	1,954
MDC Holdings, Inc. 5.50% 2013	6,555	6,119
MDC Holdings, Inc. 5.375% 2014	9,475	8,622
Seminole Tribe of Florida 5.798% 2013[2]	14,750	14,589
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	14,055
CanWest Media Inc., Series B, 8.00% 2012	13,676	13,573
Delphi Automotive Systems Corp. 6.55% 2006[5]	500	450
Delphi Automotive Systems Corp. 6.50% 2009[5]	6,000	5,370
Delphi Corp. 6.50% 2013[5]	7,020	6,002
Delphi Automotive Systems Corp. 7.125% 2029[5]	1,350	1,147
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,701
Grupo Posadas, SA de CV 8.75% 2011[2]	10,585	11,114
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,102
Young Broadcasting Inc. 10.00% 2011	12,317	11,563
NTL Cable PLC 8.75% 2014	8,650	9,018
NTL Cable PLC 9.125% 2016	2,325	2,412
Bon-Ton Department Stores, Inc. 10.25% 2014	10,800	10,557
Linens n’ Things, Inc. 11.132% 2014[1,2]	10,750	10,427
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,320
Neiman Marcus Group, Inc. 9.00% 2015[6]	8,620	9,202
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,112
AMC Entertainment Inc. 8.00% 2014	5,650	5,339
Toys "R" Us, Inc. 7.625% 2011	3,420	2,907
Toys "R" Us-Delaware, Inc., Term Loan B, 9.643% 2012[1,3]	5,000	5,106
Iesy Repository GmbH 10.375% 2015[2]	8,550	7,909
William Lyon Homes, Inc. 7.625% 2012	5,750	4,672
William Lyon Homes, Inc. 10.75% 2013	2,000	1,850
William Lyon Homes, Inc. 7.50% 2014	1,500	1,207
Kabel Deutschland GmbH 10.625% 2014[2]	7,150	7,704
Century Communications Corp. 0% 2003[5]	5,000	4,975
Adelphia Communications Corp. 10.25% 2006[5]	3,500	2,161
Regal Cinemas Corp., Series B, 9.375% 2012[7]	6,125	6,460
Thomson Corp. 5.50% 2035	7,000	6,440
Technical Olympic USA, Inc. 9.00% 2010	2,600	2,486
Technical Olympic USA, Inc. 9.00% 2010	950	908
Technical Olympic USA, Inc. 7.50% 2011	3,750	3,037
Burlington Coat Factory Warehouse Corp. 11.125% 2014[2]	6,600	6,402
Tenneco Automotive Inc., Series B, 10.25% 2013	750	817
Tenneco Automotive Inc. 8.625% 2014	5,510	5,469
Telenet Group Holding NV 0%/11.50% 2014[2,4]	7,100	6,248
PETCO Animal Supplies, Inc. 10.75% 2011	5,750	6,095
Quebecor Media Inc. 7.75% 2016	5,900	5,937
Marriott International, Inc., Series F, 4.625% 2012	1,500	1,428
Marriott International, Inc., Series G, 5.81% 2015	4,500	4,486
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	5,492	5,904
Dollarama Group LP and Dollarama Corp. 8.875% 2012	5,550	5,689
Radio One, Inc., Series B, 8.875% 2011	4,000	4,105
Radio One, Inc. 6.375% 2013	1,425	1,304
K. Hovnanian Enterprises, Inc. 6.25% 2015	500	446
K. Hovnanian Enterprises, Inc. 7.50% 2016	3,735	3,506
K. Hovnanian Enterprises, Inc. 8.625% 2017	1,000	997
May Department Stores Co. 8.00% 2012	2,500	2,733
Federated Department Stores, Inc. 7.45% 2017	2,000	2,177
Fisher Communications, Inc. 8.625% 2014	4,550	4,743
Liberty Media Corp. 7.875% 2009	2,500	2,630
Liberty Media Corp. 8.25% 2030	2,000	2,006
Walt Disney Co., Series B, 5.375% 2007	3,500	3,503
Walt Disney Co. 5.625% 2016	1,000	1,009
WCI Communities, Inc. 9.125% 2012	3,115	2,803
WCI Communities, Inc. 7.875% 2013	1,750	1,487
Emmis Operating Co. 6.875% 2012	4,250	4,266
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,225
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,699
Education Management LLC and Education Management Finance Corp. 10.25% 2016[2]	3,525	3,622
Buffets, Inc. 11.25% 2010	3,275	3,480
Vidéotron Ltée 6.875% 2014	2,525	2,500
Vidéotron Ltée 6.375% 2015	1,000	952
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,540	3,363
Seneca Gaming Corp. 7.25% 2012	2,500	2,512
Seneca Gaming Corp. 7.25% 2012	775	779
Hyatt Equities, LLC 6.875% 2007[2]	3,250	3,272
WDAC Subsidiary Corp. 8.375% 2014[2]	2,600	2,626
WDAC Subsidiary Corp. 8.50% 2014	€500	637
Warner Music Group 7.375% 2014	$3,300	3,234
Kingfisher PLC 5.625% 2014	£1,740	3,209
Sealy Mattress Co. 8.25% 2014	$3,025	3,101
Aztar Corp. 7.875% 2014	2,250	2,436
Reader’s Digest Assn., Inc. 6.50% 2011	2,500	2,387
LBI Media, Inc. 10.125% 2012	2,250	2,379
Gaylord Entertainment Co. 8.00% 2013	2,300	2,352
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	917
Dex Media, Inc., Series B, 8.00% 2013	525	524
R.H. Donnelley Corp., Series A-3, 8.875% 2016	850	856
Gamestop Corp. 8.00% 2012	2,000	2,070
KB Home 6.25% 2015	2,000	1,849
Stoneridge, Inc. 11.50% 2012	1,733	1,685
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,493	1,555
Payless ShoeSource, Inc. 8.25% 2013	1,425	1,457
Riddell Bell Holdings Inc. 8.375% 2012	1,430	1,409
NTL Cable PLC 8.75% 2014	€1,000	1,329
TRW Automotive Acquisition Corp. 9.375% 2013	$ 1,075	1,150
XM Satellite Radio Holdings Inc. 9.75% 2014[2]	1,175	1,134
Dillard’s, Inc. 7.13% 2018	1,000	985
Warnaco, Inc. 8.875% 2013	925	962
Standard Pacific Corp. 5.125% 2009	1,000	945
Boyd Gaming Corp. 6.75% 2014	750	737
Carmike Cinemas, Inc., Term Loan B, 8.64% 2012[1,3]	575	581
General Motors Nova Scotia Finance Co. 6.85% 2008	300	293
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	250	253
Entercom Radio, LLC 7.625% 2014	250	245
		1,448,623

TELECOMMUNICATION SERVICES — 5.12%
US Unwired Inc., Series B, 10.00% 2012	4,400	4,862
Nextel Communications, Inc., Series E, 6.875% 2013	105,480	107,486
Nextel Communications, Inc., Series D, 7.375% 2015	102,705	106,072
Sprint Capital Corp. 6.875% 2028	15,000	15,245
AT&T Wireless Services, Inc. 7.875% 2011	28,355	31,080
AT&T Wireless Services, Inc. 8.125% 2012	87,630	98,746
BellSouth Corp. 4.20% 2009	3,250	3,154
BellSouth Corp. 4.75% 2012	72,725	69,470
BellSouth Capital Funding Corp. 7.875% 2030	10,490	11,987
BellSouth Corp. 6.55% 2034	35,260	35,431
Sogerim SA 7.25% 2011	€2,650	3,755
Telecom Italia SpA 6.25% 2012	18,500	25,058
Telecom Italia Capital SA, Series B, 5.25% 2013	$16,050	15,220
Telecom Italia Capital SA 5.25% 2015	37,000	34,344
Telecom Italia Capital SA 7.20% 2036	23,350	24,074
SBC Communications Inc. 4.125% 2009	31,345	30,375
SBC Communications Inc. 6.25% 2011	1,150	1,188
AT&T Corp. 7.30% 2011[1]	5,917	6,420
SBC Communications Inc. 5.10% 2014	22,745	22,011
SBC Communications Inc. 5.625% 2016	18,000	17,835
SBC Communications Inc. 6.15% 2034	18,000	17,483
SBC Communications Inc. 6.45% 2034	2,000	2,015
AT&T Inc. 6.80% 2036	3,710	3,910
France Télécom 6.75% 2008[1]	€3,500	4,615
France Télécom 7.75% 2011[1]	$85,050	93,266
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	70,330	70,308
Telefónica Emisiones, SAU 6.421% 2016	20,000	20,614
Telefónica Emisiones, SAU 7.045% 2036	29,000	30,703
Vodafone Group PLC 7.75% 2010	35,285	37,864
Koninklijke KPN NV 4.75% 2008	€6,000	7,711
Koninklijke KPN NV 8.00% 2010	$27,575	29,817
Deutsche Telekom International Finance BV 6.625% 2011	€1,200	1,688
Deutsche Telekom International Finance BV 8.125% 2012[1]	€4,420	6,649
Deutsche Telekom International Finance BV 8.25% 2030[1]	$20,000	24,504
Windstream Corp. 8.125% 2013[2]	6,875	7,330
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	6,090	6,516
Windstream Corp. 8.625% 2016[2]	15,300	16,448
Intelsat, Ltd. 7.625% 2012	1,000	880
Intelsat (Bermuda), Ltd. 10.484% 2012[1]	4,950	5,043
Intelsat (Bermuda), Ltd. 8.25% 2013	6,725	6,843
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,110
Intelsat PanAmSat Opco 9.00% 2016[2]	3,550	3,674
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	6,500	6,866
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	2,400	2,562
Triton PCS, Inc. 8.75% 2011	3,975	2,991
Triton PCS, Inc. 9.375% 2011	10,000	7,525
Triton PCS, Inc. 8.50% 2013	17,825	16,622
Dobson Cellular Systems, Inc., Series B, 8.375% 2011[2]	3,600	3,758
Dobson Communications Corp. 9.757% 2012[1]	1,650	1,691
Dobson Cellular Systems, Inc. 9.875% 2012	13,300	14,331
Dobson Communications Corp. 8.875% 2013	5,000	4,981
U S WEST Capital Funding, Inc. 6.375% 2008	500	503
Qwest Capital Funding, Inc. 7.90% 2010	950	981
Qwest Communications International Inc. 7.25% 2011	5,000	5,025
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,171
Qwest Communications International Inc., Series B, 7.50% 2014	3,750	3,778
Qwest Capital Funding, Inc. 7.625% 2021	500	487
U S WEST Capital Funding, Inc. 6.875% 2028	4,725	4,253
Qwest Capital Funding, Inc. 7.75% 2031	2,605	2,527
Singapore Telecommunications Ltd. 6.375% 2011[2]	16,250	17,021
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,640
Embarq Corp. 6.738% 2013	20,000	20,605
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,493
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	3,600	3,386
American Tower Corp. 7.125% 2012	17,525	18,051
Centennial Cellular Corp. 10.75% 2008	379	386
Centennial Communications Corp. 11.258% 2013[1]	7,500	7,781
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	9,300	9,207
British Telecommunications PLC 6.875% 2011[1]	€5,500	7,864
British Telecommunications PLC 8.625% 2020	£900	2,059
British Telecommunications PLC 5.75% 2028	1,800	3,249
British Telecommunications PLC 8.875% 2030	$1,600	2,141
Hawaiian Telcom Communications, Inc. 9.75% 2013	6,790	7,011
Hawaiian Telcom Communications, Inc. 10.789% 2013[1]	3,605	3,704
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,218
Verizon Global Funding Corp. 6.125% 2007	3,625	3,643
Verizon Global Funding Corp. 7.375% 2012	7,360	8,060
Rogers Wireless Inc. 7.25% 2012	1,275	1,340
Rogers Wireless Inc. 7.50% 2015	6,925	7,427
Rogers Cantel Inc. 9.75% 2016	1,250	1,575
Cincinnati Bell Inc. 7.25% 2013	6,800	6,987
MetroPCS, Inc., Second Lien Loan, 12.938% 2007[1,3]	4,110	4,295
MetroPCS, Inc., First Lien Loan, 10.188% 2011[1,3]	2,250	2,289
Rural Cellular Corp. 9.75% 2010	1,750	1,770
Rural Cellular Corp. 8.25% 2012	750	776
Rural Cellular Corp. 11.239% 2012[1]	3,260	3,378
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,731
Telekom Austria AG 3.375% 2010	€4,200	5,204
NTELOS Inc., Term Loan B, 7.58% 2011[1,3]	$ 4,975	4,981
Millicom International Cellular SA 10.00% 2013	3,930	4,239
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	1,000	1,056
Level 3 Financing, Inc. 12.25% 2013	350	392
		1,337,815

INDUSTRIALS — 4.92%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	14,050	14,319
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]	10,000	10,333
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012	12,500	13,070
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.748% 2015[1]	6,500	6,500
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	10,375	10,382
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]	1,699	1,727
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	205	203
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	3,249	3,170
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	2,465	2,365
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	26,976	27,465
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	42,445	43,719
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	2,255	2,255
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	28,350	28,858
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	15,233	14,832
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[3]	16,115	15,924
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]	330	350
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	3,371	3,365
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	14,564	14,573
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	12,689	13,569
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	10,249	10,922
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,590	1,551
Delta Air Lines, Inc. 8.00% 2007[2,5]	4,000	1,130
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[3]	7,799	7,794
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	3,500	3,507
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013	10,000	10,018
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	3,603	3,452
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	53,658	54,631
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,5]	7,500	5,855
Delta Air Lines, Inc. 10.375% 2022[5]	2,577	741
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	47,690	48,674
General Electric Capital Corp., Series A, 5.00% 2007	21,500	21,470
General Electric Capital Corp., Series A, 5.375% 2007	13,250	13,257
General Electric Capital Corp., Series A, 7.25% 2007	£1,030	1,960
General Electric Capital Corp., Series A, 3.50% 2008	$20,000	19,514
General Electric Capital Corp., Series A, 6.00% 2012	15,000	15,604
General Electric Co. 5.00% 2013	12,750	12,623
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,905
General Electric Capital Corp., Series A, 5.75% 2018[1]	18,000	18,033
General Electric Capital Corp., Series A, 5.86% 2026[1]	25,000	25,002
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]	8,088	8,202
AMR Corp., Series B, 10.45% 2011	150	144
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012	3,750	3,691
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	27,116	27,882
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	17,915	18,576
AMR Corp. 9.00% 2012	5,800	5,858
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	36,430	39,185
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]	6,410	6,061
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	11,013	10,153
BAE Systems Holding Inc. 4.75% 2010[2]	10,350	10,090
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	42,411	44,065
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	42,740	44,982
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,755
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	61,970
Qantas Airways Ltd. 6.05% 2016[2]	55,580	55,958
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	12,271	12,279
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3]	7,335	7,853
UAL Corp., Term Loan B, 9.08% 2012[1,3]	16,096	16,217
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	2,073	2,072
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	6,710	6,731
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,314	1,341
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]	12,280	12,228
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	6,264	6,492
BNSF Funding Trust I 6.613% 2055[1]	13,600	13,707
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[3]	7,500	7,510
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2008[3]	5,000	5,006
Southwest Airlines Co. 5.25% 2014	12,500	12,217
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]	7,586	8,207
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]	11,029	11,548
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	2,913	2,779
NTK Holdings Inc. 0%/10.75% 2014[4]	15,118	10,507
THL Buildco, Inc. 8.50% 2014	10,650	10,118
Bombardier Inc. 6.30% 2014[2]	19,800	17,870
Allied Waste North America, Inc. 8.50% 2008	7,500	7,894
Allied Waste North America, Inc., Series B, 6.50% 2010	500	495
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,409
Allied Waste North America, Inc., Series B, 6.125% 2014	3,000	2,813
Allied Waste North America, Inc., Series B, 7.375% 2014	3,750	3,713
Northwest Airlines, Inc. 9.875% 2007[5]	6,000	3,368
Northwest Airlines, Inc. 10.00% 2009[5]	4,000	2,170
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012	9,955	9,874
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	1,871	1,860
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,825
Caterpillar Financial Services Corp. 2.70% 2008	845	809
Caterpillar Inc. 4.50% 2009	9,690	9,548
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,333
Caterpillar Inc. 6.05% 2036	1,300	1,358
Nielsen Finance LLC, Term Loan B, 8.195% 2013[1,3]	2,000	2,000
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	7,100	7,375
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[2,4]	6,100	3,607
Northrop Grumman Corp. 4.079% 2006	2,000	1,997
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,574
Raytheon Co. 6.55% 2010	6,000	6,244
Raytheon Co. 8.30% 2010	3,000	3,280
Goodman Global Holdings, Inc., Series B, 7.875% 2012	8,795	8,421
Standard Aero Holdings, Inc. 8.25% 2014	8,550	8,294
Ashtead Group PLC 8.625% 2015[2]	3,875	3,953
Ashtead Capital, Inc. 9.00% 2016[2]	4,000	4,180
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	7,530	7,831
DRS Technologies, Inc. 6.875% 2013	5,035	4,997
DRS Technologies, Inc. 6.625% 2016	475	469
DRS Technologies, Inc. 7.625% 2018	2,000	2,040
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	7,071	7,318
Holcim Finance (Luxembourg) SA 4.375% 2014	€5,655	7,181
TFM, SA de CV 9.375% 2012	$4,450	4,739
TFM, SA de CV 12.50% 2012	2,145	2,370
AIR 2 US, Series A, 8.027% 2020[2,3]	6,879	6,918
United Rentals (North America), Inc., Series B, 6.50% 2012	6,950	6,742
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	6,446	6,422
Lockheed Martin Corp. 6.15% 2036[2]	6,000	6,309
Accuride Corp. 8.50% 2015	6,525	6,101
Waste Management, Inc. 6.50% 2008	5,220	5,348
Waste Management, Inc. 5.00% 2014	765	739
Tyco International Group SA 6.125% 2008	5,000	5,075
Tyco International Group SA 6.125% 2009	500	509
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[2]	2,925	2,984
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[2]	2,425	2,510
K&F Industries, Inc. 7.75% 2014	5,375	5,415
General Dynamics Corp. 4.50% 2010	5,000	4,893
Jacuzzi Brands, Inc. 9.625% 2010	4,000	4,260
Quebecor World Inc. 8.75% 2016[2]	3,755	3,633
Argo-Tech Corp. 9.25% 2011	3,395	3,548
Williams Scotsman, Inc. 8.50% 2015	2,900	2,980
CCMG Acquisition Corp. 10.50% 2016[2]	2,250	2,486
FTI Consulting, Inc. 7.625% 2013	2,300	2,335
TransDigm Inc., 7.75% 2014[2]	2,300	2,329
ACIH, Inc. 0%/11.50% 2012[2,4]	3,390	2,271
Mobile Storage Group, Inc. 9.75% 2014[2]	1,725	1,777
UCAR Finance Inc. 10.25% 2012	1,385	1,461
Gol Finance 8.75% (undated)[2]	1,100	1,073
Kansas City Southern Railway Co. 7.50% 2009	1,000	1,005
AGCO Corp. 6.875% 2014	€700	906
H&E Equipment Services, Inc. 8.375% 2016[2]	$ 850	876
Terex Corp. 9.25% 2011	375	397
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,5]	4,000	—
Jet Equipment Trust, Series 1995-B, 10.91% 2014[2,5]	5,000	—
Jet Equipment Trust, Series 1995-D, 11.44% 2014[2,5]	2,500	—
		1,284,517

UTILITIES — 2.64%
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,867
Commonwealth Edison Co., Series 99, 3.70% 2008	7,125	6,964
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,260
Exelon Corp. 6.75% 2011	2,200	2,314
Exelon Generation Co., LLC 6.95% 2011	19,475	20,666
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,779
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,939
Edison Mission Energy 7.73% 2009	10,125	10,454
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,870
Edison Mission Energy 7.75% 2016[2]	6,025	6,130
Midwest Generation, LLC, Series B, 8.56% 2016[3]	7,096	7,544
Homer City Funding LLC 8.734% 2026[3]	11,014	12,253
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	7,600	8,151
NGG Finance PLC 6.125% 2011	€3,480	4,796
National Grid PLC 6.30% 2016	$37,605	39,086
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,835
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,593
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	30,000	30,140
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,803
PSEG Power LLC 3.75% 2009	6,825	6,579
PSEG Power LLC 7.75% 2011	18,700	20,309
PSEG Power LLC 5.00% 2014	11,690	11,157
Ameren Corp. 4.263% 2007	2,500	2,483
Cilcorp Inc. 8.70% 2009	1,000	1,088
Union Electric Co. 5.25% 2012	1,490	1,477
Union Electric Co. 4.65% 2013	11,000	10,501
Union Electric Co. 5.40% 2016	5,750	5,684
Cilcorp Inc. 9.375% 2029	12,265	16,139
PacifiCorp, First Mortgage Bonds, 4.30% 2008	3,060	3,016
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,890
Scottish Power PLC 5.375% 2015	31,415	30,844
Dominion Resources, Inc., Series G, 3.66% 2006	3,000	2,994
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	14,140	14,130
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[1]	1,000	1,007
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	10,000	10,337
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,757
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,917
Israel Electric Corp. Ltd. 7.70% 2018[2]	8,500	9,435
Israel Electric Corp. Ltd. 8.10% 2096[2]	12,000	13,382
MidAmerican Energy Co. 5.125% 2013	7,500	7,447
MidAmerican Energy Co. 4.65% 2014	5,000	4,757
MidAmerican Energy Holdings Co. 6.125% 2036[2]	17,750	18,003
Ohio Power Co., Series J, 5.30% 2010	8,000	7,987
Ohio Power Co., Series H, 4.85% 2014	5,965	5,714
Appalachian Power Co., Series I, 4.95% 2015	1,000	950
Ohio Power Co., Series K, 6.00% 2016	15,000	15,433
Constellation Energy Group, Inc. 6.125% 2009	10,500	10,744
Constellation Energy Group, Inc. 7.00% 2012	15,000	16,073
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,649
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	4,844
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,972
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,205
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	18,234
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	9,723
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,845
AES Corp. 9.50% 2009	3,927	4,212
AES Corp. 9.375% 2010	4,803	5,211
AES Corp. 8.75% 2013[2]	1,000	1,078
AES Gener SA 7.50% 2014	5,000	5,201
Veolia Environnement 4.875% 2013	€10,860	14,281
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	$ 4,455	4,746
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,619
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,481
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	12,937	13,015
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	7,000	6,790
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,924
Oncor Electric Delivery Co. 6.375% 2012	10,700	11,054
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	7,000	6,721
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,037
NiSource Finance Corp. 6.15% 2013	5,600	5,686
NiSource Finance Corp. 5.25% 2017	4,500	4,207
Kern River Funding Corp. 4.893% 2018[2,3]	9,372	9,099
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	725
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,811	3,081
Sierra Pacific Resources 8.625% 2014	900	976
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,551
Nevada Power Co., Series M, 5.95% 2016[2]	1,000	1,004
Anglian Water Services Financing PLC 4.625% 2013	€6,120	7,971
Energy East Corp. 6.75% 2012	$ 7,155	7,520
Florida Power & Light Co. 4.85% 2013	5,000	4,896
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,884
Alabama Power Co., Series R, 4.70% 2010	2,250	2,209
Southern Power Co., Series B, 6.25% 2012	2,500	2,589
FPL Energy National Wind, LLC 5.608% 2024[2,3]	4,622	4,543
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,399
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,3]	3,500	3,523
Enersis SA 7.375% 2014	3,000	3,194
NRG Energy, Inc. 7.25% 2014	1,500	1,493
NRG Energy, Inc. 7.375% 2016	1,000	996
Equitable Resources, Inc. 5.15% 2018	2,500	2,394
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,229
Wisconsin Gas Co. 5.20% 2015	2,025	1,974
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,711
		689,374

ENERGY — 2.60%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	30,985	30,032
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	1,710	1,657
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,3]	15,570	17,449
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	1,000	1,121
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,3]	45,970	44,385
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3]	15,000	14,516
Energy Transfer Partners, LP 5.65% 2012	21,770	21,600
Energy Transfer Partners, LP 5.95% 2015	68,670	68,641
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	59,400	59,103
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	6,000	5,970
Enterprise Products Operating LP, Series B, 4.625% 2009	8,000	7,825
Enterprise Products Operating LP 4.95% 2010	8,000	7,832
Enterprise Products Operating LP 7.50% 2011	8,000	8,539
Enterprise Products Operating LP, Series B, 6.375% 2013	17,000	17,478
Enterprise Products Partners LP 5.60% 2014	4,355	4,268
Enterprise Products Operating LP, Series B, 5.00% 2015	8,645	8,121
Enterprise Products Operating LP 8.375% 2066[1]	2,700	2,847
Pemex Finance Ltd. 8.875% 2010[3]	24,000	25,843
Pemex Project Funding Master Trust 5.75% 2015[2]	10,000	9,783
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]	11,700	15,162
Pemex Project Funding Master Trust 8.625% 2022	750	903
Qatar Petroleum 5.579% 2011[2,3]	38,400	38,719
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	28,750	28,365
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,3]	5,417	5,344
Apache Corp. 6.25% 2012	28,000	29,241
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,500
Williams Companies, Inc. 7.508% 2010[1,2]	2,500	2,556
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	300	309
Williams Companies, Inc. 7.125% 2011	500	515
Williams Partners LP 7.50% 2011[2]	5,725	5,768
Transcontinental Gas Pipe Line Corp. 6.40% 2016[2]	200	199
Williams Companies, Inc. 7.875% 2021	2,000	2,100
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,792
Williams Companies, Inc. 8.75% 2032	5,080	5,588
Gulfstream Natural Gas 5.56% 2015[2]	5,000	5,000
Gulfstream Natural Gas 6.19% 2025[2]	12,235	12,397
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,607
Kinder Morgan Energy Partners LP 5.00% 2013	2,708	2,576
Kinder Morgan Energy Partners LP 5.125% 2014	12,292	11,703
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,3]	16,432	16,090
Sunoco, Inc. 4.875% 2014	14,830	14,128
Pogo Producing Co. 7.875% 2013[2]	6,725	6,885
Pogo Producing Co. 6.625% 2015	300	288
Pogo Producing Co. 6.875% 2017	6,850	6,567
El Paso Corp. 6.375% 2009	1,250	1,253
El Paso Corp. 7.75% 2010	500	520
Sonat Inc. 7.625% 2011	400	412
El Paso Energy Corp. 7.375% 2012	4,310	4,402
El Paso Corp. 7.875% 2012	1,625	1,694
El Paso Natural Gas Co. 7.50% 2026	50	53
Southern Natural Gas Co. 7.35% 2031	250	260
El Paso Corp. 7.75% 2032	4,000	4,120
Southern Natural Gas Co. 8.00% 2032	125	139
Premcor Refining Group Inc. 9.25% 2010	3,250	3,438
Premcor Refining Group Inc. 6.125% 2011	2,000	2,045
Premcor Refining Group Inc. 6.75% 2011	1,000	1,045
Premcor Refining Group Inc. 9.50% 2013	2,750	2,997
Premcor Refining Group Inc. 6.75% 2014	3,000	3,085
Reliance Industries Ltd. 10.25% 2097[2]	8,750	11,588
Drummond Co., Inc. 7.375% 2016[2]	9,600	9,072
Devon Financing Corp., ULC 6.875% 2011	8,500	9,055
Open Joint Stock Co. Gazprom 9.125% 2007	2,000	2,049
Gaz Capital SA 5.875% 2015	€5,125	6,858
Newfield Exploration Co. 7.625% 2011	$ 3,000	3,109
Newfield Exploration Co. 6.625% 2014	2,000	1,968
Newfield Exploration Co. 6.625% 2016	3,775	3,690
Teekay Shipping Corp. 8.875% 2011	5,425	5,751
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	4,725	4,371
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	3,928	4,301
XTO Energy Inc. 5.65% 2016	4,250	4,224
Encore Acquisition Co. 6.00% 2015	4,450	4,094
OXYMAR 7.50% 2016[2,3]	3,077	3,274
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,425
Overseas Shipholding Group, Inc. 8.25% 2013	1,575	1,638
International Coal Group, Inc. 10.25% 2014[2]	1,500	1,433
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,188
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,3]	250	245
		679,108

MATERIALS — 1.93%
Norske Skogindustrier ASA 7.625% 2011[2]	45,135	47,012
Norske Skogindustrier ASA 6.125% 2015[2]	4,000	3,759
Norske Skogindustrier ASA 7.125% 2033[2]	4,100	3,751
Stora Enso Oyj 5.125% 2014	€4,250	5,550
Stora Enso Oyj 6.404% 2016[2]	$30,040	30,674
Stora Enso Oyj 7.25% 2036[2]	15,650	16,253
International Paper Co. 4.00% 2010	6,545	6,284
International Paper Co. 6.75% 2011	4,000	4,252
International Paper Co. 5.85% 2012	34,815	35,620
International Paper Co. 5.50% 2014	750	743
UPM-Kymmene Corp. 5.625% 2014[2]	39,320	38,356
Weyerhaeuser Co. 5.95% 2008	3,000	3,035
Weyerhaeuser Co. 6.75% 2012	9,330	9,762
Weyerhaeuser Co. 7.375% 2032	18,250	18,960
Lafarge 6.15% 2011	3,000	3,068
Lafarge 6.50% 2016	15,620	16,169
Lafarge 7.125% 2036	4,200	4,513
Equistar Chemicals, LP 10.125% 2008	6,100	6,489
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	12,800	13,312
Lyondell Chemical Co. 8.25% 2016	2,000	2,040
JSG Funding PLC 7.75% 2015	€2,000	2,461
JSG Funding PLC 7.75% 2015	$2,500	2,375
JSG Holdings PLC 11.50% 2015[6]	€9,760	12,651
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]	$21,160	17,153
Stone Container Corp. 9.75% 2011	2,793	2,891
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,371
Stone Container Corp. 8.375% 2012	1,675	1,616
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	250	232
Dow Chemical Co. 5.75% 2008	11,100	11,234
Dow Chemical Co. 6.00% 2012	2,400	2,485
Owens-Illinois, Inc. 8.10% 2007	3,130	3,177
Owens-Illinois, Inc. 7.35% 2008	5,250	5,316
Owens-Brockway Glass Container Inc. 8.875% 2009	1,319	1,362
Owens-Illinois, Inc. 7.50% 2010	2,250	2,261
Georgia-Pacific Corp., First Lien Term Loan B, 7.39% 2012[1,3]	2,985	2,991
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013[1,3]	8,750	8,848
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,594
Associated Materials Inc. 9.75% 2012	9,765	9,789
AMH Holdings, Inc. 0%/11.25% 2014[4]	3,000	1,665
Building Materials Corp. of America, Series B, 8.00% 2007	1,000	998
Building Materials Corp. of America 8.00% 2008	1,975	1,968
Building Materials Corp. of America 7.75% 2014	8,250	7,363
Abitibi-Consolidated Co. of Canada 8.375% 2015	10,825	9,905
Nalco Co. 7.75% 2011	775	794
Nalco Co. 8.875% 2013	6,200	6,495
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[4]	1,654	1,307
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	9,150	8,578
Georgia Gulf Corp. 9.50% 2014[2]	5,150	5,131
Georgia Gulf Corp. 10.75% 2016[2]	2,925	2,881
Alcan Inc. 5.20% 2014	8,000	7,819
Graphic Packaging International, Inc. 8.50% 2011	3,325	3,416
Graphic Packaging International, Inc. 9.50% 2013	4,000	4,110
Plastipak Holdings, Inc. 8.50% 2015[2]	6,690	6,790
Teck Cominco Ltd. 5.375% 2015	5,000	4,860
Praxair, Inc. 2.75% 2008	5,000	4,808
Domtar Inc. 7.125% 2015	4,475	4,184
Rhodia 10.25% 2010	97	109
Rhodia 8.875% 2011	549	570
Rhodia SA 9.25% 2011	€2,511	3,428
FMG Finance Pty Ltd. 10.625% 2016[2]	$4,100	3,957
Earle M. Jorgensen Co. 9.75% 2012	3,600	3,857
AEP Industries Inc. 7.875% 2013	3,775	3,794
Arbermarle Corp. 5.10% 2015	3,156	3,006
Ainsworth Lumber Co. Ltd. 7.25% 2012	700	522
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,234
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,234
Rockwood Specialties Group, Inc. 10.625% 2011	218	234
Rockwood Specialties Group, Inc. 7.50% 2014	1,675	1,658
Rockwood Specialties Group, Inc. 7.625% 2014	€500	660
Chemtura Corp. 6.875% 2016	$ 2,400	2,379
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[4]	1,928	1,574
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	735	801
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	2,210	2,193
ICI Wilmington, Inc. 4.375% 2008	200	196
ICI Wilmington, Inc. 5.625% 2013	2,000	1,974
Covalence Specialty Materials Corp. 10.25% 2016[2]	1,750	1,706
Packaging Corp. of America 4.375% 2008	1,500	1,473
E.I. du Pont de Nemours and Co. 4.125% 2010	1,500	1,452
Neenah Paper, Inc. 7.375% 2014	1,250	1,178
AK Steel Corp. 7.75% 2012	1,000	979
Foundation PA Coal Co. 7.25% 2014	975	953
Airgas, Inc. 6.25% 2014	550	516
Ispat Inland ULC 9.75% 2014	206	232
		503,350

HEALTH CARE — 1.34%
Cardinal Health, Inc. 6.25% 2008	3,000	3,041
Cardinal Health, Inc. 5.642% 2009[1,2]	3,500	3,500
Cardinal Health, Inc. 6.75% 2011	12,625	13,216
Cardinal Health, Inc. 5.80% 2016[2]	10,000	9,985
Cardinal Health, Inc. 5.85% 2017	12,000	12,004
Allegiance Corp. 7.00% 2026	9,260	9,887
Humana Inc. 6.45% 2016	25,375	26,342
Humana Inc. 6.30% 2018	17,000	17,217
Wyeth 4.375% 2008[1]	6,375	6,295
Wyeth 5.50% 2016	36,165	36,202
UnitedHealth Group Inc. 5.20% 2007	8,000	7,995
UnitedHealth Group Inc. 3.30% 2008	4,000	3,888
UnitedHealth Group Inc. 4.125% 2009	14,335	13,930
UnitedHealth Group Inc. 5.25% 2011	3,165	3,163
UnitedHealth Group Inc. 5.375% 2016	10,000	9,912
Aetna Inc. 5.75% 2011	24,000	24,414
Amgen Inc. 4.00% 2009	24,000	23,282
Boston Scientific Corp. 6.00% 2011	1,700	1,712
Boston Scientific Corp. 6.40% 2016	15,000	15,154
Warner Chilcott Corp. 8.75% 2015	14,565	15,148
Tenet Healthcare Corp. 7.375% 2013	3,050	2,764
Tenet Healthcare Corp. 9.875% 2014	4,200	4,205
Tenet Healthcare Corp. 9.25% 2015	7,175	6,942
WellPoint, Inc. 5.00% 2011	6,500	6,420
WellPoint, Inc. 5.25% 2016	6,455	6,336
Hospira, Inc. 4.95% 2009	7,391	7,318
Hospira, Inc. 5.90% 2014	4,100	4,087
Universal Health Services, Inc. 7.125% 2016	9,890	10,435
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,779
Accellent Inc. 10.50% 2013	9,325	9,745
HealthSouth Corp. 11.418% 2014[1,2]	3,950	4,049
HealthSouth Corp. 10.75% 2016[2]	3,975	4,079
Concentra Operating Corp. 9.50% 2010	3,020	3,156
Concentra Operating Corp. 9.125% 2012	3,835	4,008
Columbia/HCA Healthcare Corp. 8.85% 2007	2,000	2,021
HCA Inc. 6.95% 2012	2,000	1,758
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,000	2,140
Mylan Laboratories Inc. 5.75% 2010	2,025	2,012
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,675	1,725
MedCath Holdings Corp. 9.875% 2012	1,000	1,070
		350,336

INFORMATION TECHNOLOGY — 0.90%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	55,575	56,454
Electronic Data Systems Corp. 7.45% 2029	13,190	14,516
Cisco Systems, Inc. 5.25% 2011	45,750	45,987
Sabre Holdings Corp. 6.35% 2016	23,930	23,803
Celestica Inc. 7.875% 2011	12,180	12,302
Celestica Inc. 7.625% 2013	4,170	4,160
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[2]	14,300	14,801
Sanmina-SCI Corp. 8.125% 2016	13,600	13,396
SunGard Data Systems Inc. 9.125% 2013	8,175	8,502
SunGard Data Systems Inc. 10.25% 2015	2,000	2,070
Hyundai Semiconductor America, Inc. 8.625% 2007[2]	10,150	10,251
Nortel Networks Ltd. 9.73% 2011[1,2]	2,500	2,594
Nortel Networks Ltd. 10.125% 2013[2]	2,225	2,359
Nortel Networks Ltd. 10.75% 2016[2]	1,150	1,236
Sensata Technologies BV 8.00% 2014[2]	5,100	4,985
Jabil Circuit, Inc. 5.875% 2010	4,750	4,797
Solectron Global Finance, LTD 8.00% 2016	4,000	3,980
Motorola, Inc. 8.00% 2011	2,750	3,072
Serena Software, Inc. 10.375% 2016	2,580	2,715
Iron Mountain Inc. 7.75% 2015	2,010	2,020
Exodus Communications, Inc. 11.625% 2010[5,7]	1,132	—
		234,000

CONSUMER STAPLES — 0.75%
Tyson Foods, Inc. 6.85% 2016[1]	33,750	34,811
CVS Corp. 6.117% 2013[2,3]	18,597	18,833
CVS Corp. 5.789% 2026[2,3]	7,933	7,719
H.J. Heinz Co. 6.428% 2020[2]	14,320	14,623
SUPERVALUE INC., Term Loan B, 7.188% 2012[1,3]	6,250	6,258
SUPERVALU INC. 7.50% 2012	3,890	3,964
Albertson’s, Inc. 7.45% 2029	3,000	2,794
Albertson’s, Inc. 8.00% 2031	1,000	977
Dole Food Co., Inc. 7.25% 2010	2,175	2,028
Dole Food Co., Inc. 8.875% 2011	8,935	8,600
Diageo Capital PLC 3.50% 2007	5,000	4,903
Diageo Capital PLC 4.375% 2010	2,395	2,324
Grand Metropolitan Investment Corp. 7.45% 2035	2,290	2,788
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	845
Jean Coutu Group (PJC) Inc. 8.50% 2014	8,900	8,611
Rite Aid Corp. 6.125% 2008[2]	2,750	2,705
Rite Aid Corp. 9.50% 2011	4,500	4,674
Rite Aid Corp. 7.50% 2015	1,000	953
Vitamin Shoppe Industries, Inc. 12.905% 2012[1,2]	7,740	7,992
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	6,560	6,675
Nabisco, Inc. 7.05% 2007	6,500	6,560
Stater Bros. Holdings Inc. 8.89% 2010[1]	475	482
Stater Bros. Holdings Inc. 8.125% 2012	5,360	5,414
Gold Kist Inc. 10.25% 2014	4,949	5,716
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009	€4,250	5,420
Pathmark Stores, Inc. 8.75% 2012	$ 5,565	5,412
Molson Coors Capital Finance ULC 4.85% 2010	5,000	4,918
Delhaize America, Inc. 8.125% 2011	3,500	3,774
Spectrum Brands, Inc. 7.375% 2015	3,500	2,818
Kellogg Co. 7.45% 2031	2,310	2,796
Winn-Dixie Stores, Inc. 8.875% 2008[5]	2,300	1,530
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,3,5]	1,341	1,124
Playtex Products, Inc. 9.375% 2011	2,375	2,494
Elizabeth Arden, Inc. 7.75% 2014	1,780	1,753
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[3]	1,075	1,108
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,050
		195,446

MORTGAGE-BACKED OBLIGATIONS[3]— 20.07%
Fannie Mae 7.00% 2009	57	58
Fannie Mae 7.50% 2009	111	113
Fannie Mae 7.50% 2009	105	108
Fannie Mae 7.50% 2009	25	26
Fannie Mae 7.50% 2009	18	18
Fannie Mae 7.50% 2009	17	17
Fannie Mae 7.50% 2009	13	14
Fannie Mae 8.50% 2009	51	52
Fannie Mae 9.50% 2009	22	23
Fannie Mae 7.00% 2010	50	51
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	61,539
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,095
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	44,955
Fannie Mae 4.89% 2012	25,000	24,610
Fannie Mae 4.00% 2015	30,278	28,940
Fannie Mae 7.00% 2016	269	275
Fannie Mae 11.50% 2016	603	679
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	13,224	13,425
Fannie Mae 5.00% 2018	23,839	23,508
Fannie Mae 5.00% 2018	16,743	16,510
Fannie Mae 5.00% 2018	9,122	8,995
Fannie Mae 5.50% 2018	3,008	3,015
Fannie Mae 9.00% 2018	42	45
Fannie Mae 10.00% 2018	436	486
Fannie Mae 5.50% 2019	31,312	31,383
Fannie Mae 5.50% 2019	12,013	12,030
Fannie Mae 12.00% 2019	518	591
Fannie Mae 4.50% 2020	7,092	6,843
Fannie Mae, Series 90-93, Class G, 5.50% 2020	39	39
Fannie Mae 11.00% 2020	187	209
Fannie Mae 11.271% 2020[1]	480	546
Fannie Mae 6.00% 2021	11,151	11,322
Fannie Mae 9.00% 2022	157	167
Fannie Mae 7.50% 2023	129	134
Fannie Mae, Series 2001-4, Class GA, 10.285% 2025[1]	859	955
Fannie Mae, Series 2001-4, Class NA, 11.902% 2025[1]	4,381	4,884
Fannie Mae 6.073% 2026[1]	649	664
Fannie Mae 7.00% 2026	1,585	1,642
Fannie Mae 8.50% 2027	17	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,712	2,649
Fannie Mae 7.00% 2028	907	935
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	5,988	6,218
Fannie Mae 6.50% 2029	299	302
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	947	990
Fannie Mae 7.50% 2029	77	80
Fannie Mae 7.50% 2029	71	74
Fannie Mae 7.00% 2030	211	217
Fannie Mae 7.50% 2030	212	220
Fannie Mae 7.00% 2031	351	361
Fannie Mae 7.50% 2031	597	618
Fannie Mae 7.50% 2031	65	67
Fannie Mae, Series 2001-20, Class E, 9.61% 2031[1]	154	168
Fannie Mae, Series 2001-20, Class C, 12.015% 2031[1]	196	219
Fannie Mae 7.00% 2032	263	270
Fannie Mae 3.743% 2033[1]	3,322	3,257
Fannie Mae 5.50% 2033	74,453	73,558
Fannie Mae 4.48% 2035[1]	4,143	4,076
Fannie Mae 4.576% 2035[1]	20,446	20,139
Fannie Mae 5.00% 2035	37,098	35,656
Fannie Mae 5.00% 2035	9,267	8,907
Fannie Mae 5.50% 2035	82,367	81,285
Fannie Mae 5.50% 2035	8,910	8,789
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,826
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	11,356	8,436
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,875	7,267
Fannie Mae 5.50% 2036	80,917	79,716
Fannie Mae 5.50% 2036	68,117	67,106
Fannie Mae 5.50% 2036	66,980	65,986
Fannie Mae 5.50% 2036	531	523
Fannie Mae 5.50% 2036	47	46
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	25,000	25,442
Fannie Mae 6.00% 2036	16,861	16,965
Fannie Mae 6.00% 2036	4,348	4,368
Fannie Mae 6.00% 2036	2,954	2,968
Fannie Mae 6.50% 2036	16,885	17,196
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	9,180	9,454
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,885	2,987
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	6,519	6,776
Freddie Mac 8.25% 2007	23	23
Freddie Mac 8.25% 2007	6	6
Freddie Mac 8.50% 2007	3	3
Freddie Mac 8.00% 2008	2	2
Freddie Mac 8.50% 2008	14	14
Freddie Mac 8.50% 2008	12	12
Freddie Mac 8.50% 2008	3	3
Freddie Mac 8.50% 2008	2	2
Freddie Mac 8.75% 2008	39	39
Freddie Mac 8.75% 2008	14	14
Freddie Mac 8.75% 2008	6	6
Freddie Mac 8.75% 2008	6	6
Freddie Mac 8.00% 2009	4	4
Freddie Mac 8.50% 2009	79	81
Freddie Mac 8.50% 2010	90	93
Freddie Mac 8.50% 2010	27	28
Freddie Mac 4.00% 2015	41,509	39,317
Freddie Mac 6.00% 2017	684	695
Freddie Mac, Series 2310, Class A, 10.545% 2017[1]	902	973
Freddie Mac 5.00% 2018	22,766	22,428
Freddie Mac 11.00% 2018	112	124
Freddie Mac 8.50% 2020	226	242
Freddie Mac 8.50% 2020	72	78
Freddie Mac, Series 41, Class F, 10.00% 2020	154	154
Freddie Mac, Series 178, Class Z, 9.25% 2021	115	120
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,750	2,849
Freddie Mac 8.00% 2026	131	140
Freddie Mac 8.50% 2027	30	32
Freddie Mac 4.647% 2035[1]	24,919	24,510
Freddie Mac 4.789% 2035[1]	12,985	12,810
Freddie Mac 5.00% 2035	46,504	44,731
Freddie Mac, Series 3061, Class PN, 5.50% 2035	60,567	60,768
Freddie Mac 5.50% 2035	23,040	22,741
Freddie Mac 5.50% 2035	22,910	22,613
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,863	7,368
Freddie Mac 5.50% 2036	8,795	8,673
Freddie Mac 6.00% 2036	316,538	318,172
Freddie Mac, Series 3156, Class NG, 6.00% 2036	17,426	17,820
Freddie Mac 6.50% 2036	2,273	2,316
Freddie Mac 6.50% 2036	456	465
Freddie Mac 6.50% 2036	354	361
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	10,559	10,351
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	13,138	12,721
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	18,106	17,684
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,418	4,304
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	7,725	7,734
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	92,191	92,302
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	58,215	58,295
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	36,231	35,904
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	35,141	34,416
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	15,051	15,064
Countrywide Alternative Loan Trust, Series 2005-30CB, Class 2-A-1, 5.50% 2035	5,929	5,799
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035[1]	31,837	31,872
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	3,037	2,996
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	34,171	34,161
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	17,477	17,589
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,246	1,240
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	33,629	33,682
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	27,045	27,021
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,360	1,365
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	145	146
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.317% 2033[1]	899	889
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	7,543	7,604
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,969	1,991
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.608% 2034[1]	19,370	19,107
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	11,298	11,241
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	6,778	6,835
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	481
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	1,632	1,593
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	21,601	21,642
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	10,882	10,979
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	67,122	69,766
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[2]	1,500	1,619
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	32,969	22,687
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	33,367	32,486
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	33,750	33,758
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[2]	500	510
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,922
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	8,096	7,938
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,311
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	273	273
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,932
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,768
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039	14,000	14,225
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	42,000	41,710
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.066% 2041[1]	5,725	6,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.98% 2034[2]	2,500	2,553
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,321	1,290
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[1]	45,000	45,289
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	414
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	15,634	15,188
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	10,000	9,693
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,366
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,082
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	90,103
Government National Mortgage Assn. 7.50% 2007	5	5
Government National Mortgage Assn. 6.50% 2008	104	107
Government National Mortgage Assn. 6.50% 2008	30	31
Government National Mortgage Assn. 7.50% 2008	26	26
Government National Mortgage Assn. 7.50% 2008	21	21
Government National Mortgage Assn. 7.50% 2008	17	17
Government National Mortgage Assn. 7.50% 2008	16	16
Government National Mortgage Assn. 7.50% 2008	7	7
Government National Mortgage Assn. 6.50% 2009	36	37
Government National Mortgage Assn. 7.50% 2009	38	38
Government National Mortgage Assn. 7.50% 2009	37	37
Government National Mortgage Assn. 7.50% 2009	34	35
Government National Mortgage Assn. 7.50% 2009	32	33
Government National Mortgage Assn. 7.50% 2009	29	30
Government National Mortgage Assn. 7.50% 2009	23	23
Government National Mortgage Assn. 7.50% 2009	17	17
Government National Mortgage Assn. 9.00% 2009	369	377
Government National Mortgage Assn. 9.50% 2009	435	450
Government National Mortgage Assn. 9.50% 2009	32	33
Government National Mortgage Assn. 9.00% 2016	114	124
Government National Mortgage Assn. 9.00% 2017	33	36
Government National Mortgage Assn. 9.50% 2019	280	313
Government National Mortgage Assn. 8.50% 2020	49	53
Government National Mortgage Assn. 8.50% 2020	30	32
Government National Mortgage Assn. 9.50% 2020	97	109
Government National Mortgage Assn. 10.00% 2020	747	846
Government National Mortgage Assn. 8.50% 2021	258	279
Government National Mortgage Assn. 8.50% 2021	155	168
Government National Mortgage Assn. 8.50% 2021	83	90
Government National Mortgage Assn. 8.50% 2021	41	45
Government National Mortgage Assn. 10.00% 2021	1,626	1,818
Government National Mortgage Assn. 9.00% 2022	27	30
Government National Mortgage Assn. 8.50% 2023	31	33
Government National Mortgage Assn. 8.50% 2024	26	28
Government National Mortgage Assn. 8.50% 2024	25	27
Government National Mortgage Assn. 8.50% 2027	30	32
Government National Mortgage Assn. 8.50% 2028	25	27
Government National Mortgage Assn. 8.50% 2029	28	31
Government National Mortgage Assn. 4.00% 2035[1]	14,395	14,130
Government National Mortgage Assn. 4.00% 2035[1]	6,602	6,465
Government National Mortgage Assn. 4.00% 2035[1]	3,066	3,002
Government National Mortgage Assn. 6.00% 2036	84,255	85,025
Government National Mortgage Assn. 6.00% 2036	59,863	60,410
Government National Mortgage Assn. 6.00% 2036	7,573	7,642
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	1,679	1,686
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.406% 2031[1]	225,959	2,687
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.244% 2031[1,2]	145,689	4,117
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,633
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	21,523	21,028
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,190
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	3,070	3,015
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,677
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,126
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	37,863
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018	1,414	1,369
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	1,696	1,700
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	29,471	29,090
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	6,432	6,343
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	5,630	5,578
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[1]	14,633	14,427
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.569% 2034[1]	32,883	32,382
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[1]	29,042	28,915
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.59% 2045[1]	21,160	21,245
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	6,516	6,365
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	12,663	12,598
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	42,289	42,043
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,432	2,433
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	39,958	39,564
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	967
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,957
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	11,427	11,375
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	5,361	5,337
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	8,854	8,895
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[1]	28,862	28,978
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.977% 2036[1]	51,657	51,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.99% 2036[1]	17,692	17,753
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1]	9,222	9,248
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[1]	25,869	25,393
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.048% 2033[1]	5,452	5,372
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.119% 2033[1]	5,793	5,752
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.242% 2034[1]	14,577	14,217
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034[1]	2,467	2,436
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	50,539
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.468% 2033[1]	3,987	3,912
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.697% 2033[1]	8,732	8,582
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.631% 2034[1]	10,366	10,226
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.172% 2034[1]	4,353	4,340
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.691% 2035[1]	76,476	75,964
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	2,190	2,102
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-I, 5.25% 2033	23,209	22,877
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	72,750	72,682
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	53,792	56,104
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-2, 4.342% 2041	13,875	13,602
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,688
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,947
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,231
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,191
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	42,348
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	41,709	42,532
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	11,713	11,875
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	9,253	9,497
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,224	6,627
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,089
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,931
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,492
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,738
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	35,000	34,375
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.835% 2035[1]	30,401	30,467
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.969% 2036[1]	32,113	32,319
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	7,405	7,461
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029	8,300	8,405
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,250	31,615
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,205
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	10,000	9,893
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[1]	10,000	9,752
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,730
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	26,100	25,183
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.881% 2036[1]	51,023	50,864
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	22,500	22,570
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,685
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	10,000	10,117
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2]	4,000	3,997
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	8,730	8,919
Nykredit 4.00% 2035	DKr307,327	48,925
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.966% 2035[1]	$47,106	47,254
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	41,310	44,700
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	33,000	33,109
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	3,300	3,321
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2]	7,460	7,630
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[2]	2,673	2,689
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	18,033
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	4,295	4,322
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	16,420	17,133
Deutsche Genossen-Hypobank, Series 883, 5.25% 2009	€29,447	38,888
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.651% 2036[1]	$38,594	38,565
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.13% 2045[1]	38,170	38,542
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	15,688	15,652
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	22,064	22,108
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	12,990	12,878
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.591% 2034[1]	24,718	24,350
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	21,317	20,907
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[1]	6,157	6,064
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.535% 2033[1]	9,312	9,137
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.419% 2030[1]	31,076	32,218
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.419% 2030[1]	3,750	3,887
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	20,669	20,563
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	13,661	13,712
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020	16,763	16,373
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	15,980	16,031
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,952
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,715
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	5,000	5,273
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	18,227
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,328
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034[1]	26,307	25,657
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	3,132	3,116
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.97% 2036[1]	28,645	28,769
MASTR Alternative Loan Trust, Series 2004-5, Class 5-A-1, 4.75% 2019	8,744	8,468
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	762	763
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,444	1,436
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	16,689	16,326
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,108	4,048
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	5,439	5,441
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	592	599
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,500	15,673
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,499
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,458
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	17,468	17,886
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,387	7,177
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037	126	126
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 3036	25,000	24,992
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	13,504	13,735
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,859	10,079
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	218	222
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	17,590	18,479
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	2,265	2,283
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,599
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[1,2]	6,616	6,660
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.727% 2027[1,2]	2,451	2,462
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.85% 2028[1,2]	1,620	1,658
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[1]	2,006	2,008
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,843	6,426
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,711	2,673
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	11,180	10,927
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[1]	8,051	7,777
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,605
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	13,875	13,890
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.948% 2035[1]	13,441	13,335
Dexia Municipal Agency 3.50% 2009	€10,076	12,707
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	$10,000	10,262
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.324% 2034[1]	10,382	10,174
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.59% 2035[1]	8,345	8,361
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,572	1,586
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	9,929	9,877
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	8,502	8,590
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[2]	8,500	8,457
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.375% 2042[1]	7,875	7,872
Hypothekenbank in Essen AG 5.25% 2008	€6,000	7,760
CS First Boston Mortgage Acceptance Corp., Series 2004-7, Class IV-A-1, 4.50% 2019	$6,993	6,713
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A-2, 4.353% 2042	6,675	6,533
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	6,414
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	$ 3,891	3,950
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	2,405	2,426
Banc of America Mortgage Securities, Inc., Series 2003-10, Class 3-A-1, 5.00% 2019	5,622	5,492
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,180
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,823
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	4,803	4,742
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034	3,203	3,142
SACO I Trust, Series 2005-2, Class A, interest only, 6.00% 2007[2]	24,546	941
SACO I Trust, Series 2005-1, Class A, interest only, 6.00% 2007[2]	16,489	516
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[2]	29,359	1,263
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.366% 2040[1,2]	2,182	2,112
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	601	626
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	421	420
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017	110	88
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017	119	30
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	107	107
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	64	64
		5,239,965

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 11.10%
U.S. Treasury 3.125% 2007	15,475	15,298
U.S. Treasury 3.625% 2007	96,525	95,552
U.S. Treasury 3.375% 2007[8]	64,209	63,645
U.S. Treasury 6.25% 2007	143,385	144,002
U.S. Treasury 3.375% 2008	10,500	10,226
U.S. Treasury 3.625% 2008[8]	2,878	2,900
U.S. Treasury 3.625% 2009	25,000	24,355
U.S. Treasury 5.50% 2009	5,510	5,630
U.S. Treasury 0.875% 2010[8]	21,963	20,800
U.S. Treasury 6.50% 2010	40,000	42,331
U.S. Treasury 2.375% 2011[8]	999	1,000
U.S. Treasury 4.25% 2011	30,000	29,594
U.S. Treasury 4.50% 2011	7,875	7,847
U.S. Treasury 4.875% 2011	96,168	97,295
U.S. Treasury 3.50% 2011[8]	58,451	61,170
U.S. Treasury 5.00% 2011	25,000	25,447
U.S. Treasury 3.00% 2012[8]	1,183	1,226
U.S. Treasury 4.875% 2012	43,480	44,098
U.S. Treasury 10.375% 2012	24,500	25,970
U.S. Treasury 3.625% 2013	75,000	70,887
U.S. Treasury 4.25% 2013	593,650	581,219
U.S. Treasury 12.00% 2013	10,000	11,303
U.S. Treasury 2.00% 2014[8]	34,052	33,365
U.S. Treasury 4.00% 2014	11,350	10,916
U.S. Treasury 4.25% 2014	60,000	58,556
U.S. Treasury 11.25% 2015	70,000	101,828
U.S. Treasury 4.50% 2016	162,000	160,406
U.S. Treasury 9.25% 2016	30,000	40,383
U.S. Treasury 8.875% 2017	70,000	94,576
U.S. Treasury Principal Strip 0% 2018	31,220	17,979
U.S. Treasury 8.00% 2021	3,875	5,185
U.S. Treasury 2.375% 2025[8]	1,052	1,067
U.S. Treasury 6.875% 2025[9]	129,700	162,064
U.S. Treasury 6.50% 2026[9]	66,850	81,003
U.S. Treasury 3.875% 2029[8]	804	1,037
U.S. Treasury 3.375% 2032[8]	888	1,101
U.S. Treasury 4.50% 2036[9]	187,430	179,640
Fannie Mae 2.625% 2006	70,450	70,212
Fannie Mae 5.25% 2007	103,500	103,565
Fannie Mae 5.25% 2012	50,000	50,326
Freddie Mac 2.875% 2006	16,675	16,592
Freddie Mac 3.75% 2006	56,920	56,807
Freddie Mac 4.125% 2009	25,000	24,401
Freddie Mac 4.125% 2010	13,250	12,899
Freddie Mac 5.50% 2011	74,000	75,977
Freddie Mac 6.25% 2012	15,000	15,042
Federal Home Loan Bank 3.70% 2007	20,000	19,729
Federal Home Loan Bank 5.823% 2009	46,690	47,610
Federal Home Loan Bank 5.625% 2016	17,000	17,503
Federal Agricultural Mortgage Corp. 4.25% 2008	17,000	16,768
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	15,000	14,924
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	10,000	10,165
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]	10,450	10,004
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,833
		2,898,258

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.24%
Japanese Government 0.50% 2007	¥9,186,900	77,887
Japanese Government 0.90% 2008	7,187,550	61,178
Japanese Government 1.80% 2010	487,350	4,255
Japanese Government 1.30% 2011	1,160,250	9,931
Japanese Government 1.50% 2014	1,760,950	14,916
Japanese Government 2.30% 2035	3,957,000	32,582
United Mexican States Government Global 10.375% 2009	$9,700	10,840
United Mexican States Government, Series MI10, 9.50% 2014	MXN716,000	70,061
United Mexican States Government Global 11.375% 2016	$3,750	5,391
United Mexican States Government, Series M20, 8.00% 2023	MXN153,800	13,394
United Mexican States Government, Series M20, 10.00% 2024	311,500	32,340
United Mexican States Government Global 8.30% 2031	$8,220	10,271
United Mexican States Government Global 7.50% 2033	6,705	7,751
Polish Government 5.75% 2010	PLN259,820	84,127
Polish Government 6.00% 2010	157,250	51,428
Korean Government 5.00% 2011	KRW31,928,770	34,255
Korean Government 4.25% 2014	44,725,000	45,853
Korean Government 5.25% 2015	50,265,000	55,226
United Kingdom 7.50% 2006	£13,070	24,567
United Kingdom 5.00% 2008	1,380	2,587
United Kingdom 4.75% 2010	£11,890	$ 22,252
United Kingdom 4.75% 2015	14,550	27,630
United Kingdom 4.75% 2038	23,305	48,893
German Government 4.50% 2009	€ 55,000	71,400
German Government 6.25% 2030	28,240	48,350
Israeli Government 7.50% 2014	ILS464,132	115,626
Singapore (Republic of) 3.125% 2011	S$63,550	40,177
Singapore (Republic of) 3.625% 2011	11,395	7,359
Singapore (Republic of) 3.75% 2016	72,365	47,550
Canadian Government 4.25% 2026[1,8]	C$65,530	84,028
Swedish Government 5.00% 2009	SKr196,365	27,746
Swedish Government 5.25% 2011	311,885	45,531
Netherlands Government Eurobond 5.75% 2007	€52,230	66,787
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	10,885
French Government O.A.T. Eurobond 5.50% 2029	7,610	11,906
French Government O.A.T. Eurobond 4.75% 2035	26,150	37,762
Thai Government 4.125% 2009	THB1,325,000	34,414
Thai Government 5.00% 2014	735,810	19,533
Russian Federation 5.00%/7.50% 2030[3,4]	$45,695	51,036
Russian Federation 5.00%/7.50% 2030[2,3,4]	145	162
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,000	29,785
Export-Import Bank of China 4.875% 2015[2]	20,000	19,199
State of Qatar 9.75% 2030	12,220	18,116
Italian Government BTPS Eurobond 6.00% 2007	€10,354	13,464
Argentina (Republic of) 4.193% 2012[1,3]	$4,850	3,359
Argentina (Republic of) 7.255% 2033[3,6,8]	ARS15,903	5,910
Argentina (Republic of) GDP-Linked 2035	53,811	1,595
Argentina (Republic of) 0.797% 2038[3,8]	10,050	1,610
El Salvador (Republic of) 7.65% 2035[2]	$8,580	9,245
Brazilian Treasury Bill 9.445% 2010[8]	BRL1,338	558
Brazil (Federal Republic of) Global 7.875% 2015	$1,250	1,373
Brazil (Federal Republic of) Global 8.00% 2018[3]	644	709
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,657
Brazil (Federal Republic of) Global 12.25% 2030	425	685
Brazil (Federal Republic of) Global 11.00% 2040	3,110	4,055
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,875
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,900
Corporación Andina de Fomento 6.875% 2012	5,895	6,289
Corporación Andina de Fomento 5.125% 2015	2,000	1,938
Panama (Republic of) Global 7.125% 2026	690	726
Panama (Republic of) Global 8.875% 2027	250	311
Panama (Republic of) Global 9.375% 2029	340	440
Panama (Republic of) Global 6.70% 2036[3]	5,748	5,719
Spanish Government 4.25% 2007	€4,500	5,747
Columbia (Republic of) Global 8.25% 2014	$2,500	2,772
Colombia (Republic of) Global 12.00% 2015	COP2,330,000	1,111
Peru (Republic of) 9.125% 2012	$ 432	498
Peru (Republic of) 8.375% 2016	2,500	2,894
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1,3]	331	327
Turkey (Republic of) 12.375% 2009	500	577
Turkey (Republic of) 15.00% 2010	TRY5,250	3,017
Hungarian Government 6.00% 2011	HUF760,000	3,233
Dominican Republic 9.50% 2011[2,3,6]	$2,344	2,531
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP6,175	1,049
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP 1,825	$ 310
Venezuela (Republic of) Global 8.50% 2014	$ 245	272
Venezuela (Republic of) 9.25% 2027	780	957
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,182
		1,629,862

ASSET-BACKED OBLIGATIONS[3]— 5.98%
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	6,327	6,283
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,627
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	60,520	59,663
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,522
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	60,000	60,956
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	21,000	20,663
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	51,820	51,359
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	53,775
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	29,759
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	2,055	2,024
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	446	442
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[2]	274	272
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	7,141	7,050
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	15,078	14,878
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	16,300	16,300
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	17,605	17,366
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	7,600	7,611
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	10,105
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	23,000	23,485
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013	26,200	26,200
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	17,000	16,989
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	42,500	41,843
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	969	954
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	1,816	1,803
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	10,824	10,739
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A-4, FSA insured, 4.63% 2012	16,950	16,791
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	23,680	23,787
WFS Financial Owner Trust, Series 2003-1, Class A-4, 2.74% 2010	2,300	2,261
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,679	1,646
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	13,378	13,090
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,484
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	20,000	20,219
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	25,312	25,443
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	45,000	45,607
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	17,000	16,775
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,881
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	5,100	5,063
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,906
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,575
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,489	3,684
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 5.54% 2027[1]	1,026	1,027
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,997	4,177
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,349
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,500	1,534
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	3,000	3,214
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.61% 2033[1]	6,192	6,199
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.60% 2034[1]	11,383	11,400
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	22,666	22,390
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	14,000	13,889
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	20,000	19,953
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	18,000	17,913
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	14,430
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	18,168	18,168
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.56% 2035[1]	14,129	14,158
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	19,594	19,340
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020	12,500	12,201
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[2]	4,879	4,834
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2]	25,460	25,667
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,308
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 6.08% 2009[1]	2,485	2,508
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,760
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	28,489	27,478
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	25,830	26,012
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A, interest only, FGIC insured, 4.00% 2027	73,023	—
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	15,844
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034	9,650	9,736
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.63% 2033[1]	2,420	2,423
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.83% 2034[1]	22,546	22,616
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	10,000	9,906
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	15,000	15,073
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,466
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,212
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,660
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,172
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.86% 2034[1]	20,000	20,066
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[5]	3,991	1,237
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	3,571	3,624
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	7,903	8,204
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	4,400	4,002
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[5]	3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[5]	8,028	1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 7.08% 2033[1]	2,793	2,813
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,662
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 7.387% 2007[1,2]	10,158	10,323
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	8,250	8,385
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	17,227
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	16,808	16,585
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	10,000
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	5,000
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	15,000	14,733
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	13,800	14,559
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	6,905	6,768
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	7,835	7,759
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	14,250	14,423
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.56% 2031[1]	2,664	2,667
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,943
American Express Credit Account Master Trust, Series 2005-3, Class B, 5.47% 2011[1]	7,000	7,008
American Express Credit Account Master Trust, Series 2006-3, Class C, 5.65% 2014[1,2]	6,000	5,995
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	11,500	11,423
Providian Master Note Trust, Series 2005-A1A, Class A, 5.39% 2012[1,2]	10,000	10,011
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	8,329	8,191
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.03% 2010[1,2]	8,000	8,025
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,393
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	7,230	7,292
Discover Card Master Trust I, Series 1996-4, Class B, 5.88% 2013[1]	7,000	7,124
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011	3,000	3,066
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,853
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.33% 2010[1,2]	6,630	6,647
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.95% 2035[1]	6,500	6,568
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2]	5,606	5,662
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	3,480	3,330
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,785	1,763
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[2]	5,073	5,073
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	5,041
Chase Credit Card Owner Trust, Series 2003-6, Class B, 5.68% 2011[1]	5,000	5,027
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 5.62% 2022[1]	4,725	4,742
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013	148	148
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,431
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	2,021
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008	4,118	4,188
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	3,735	3,722
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.64% 2035[1]	3,704	3,707
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,423
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	3,400	3,348
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,184
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	$ 2,000	2,097
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.46% 2013[1]	2,000	1,998
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,997	1,992
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,500	1,503
Capital One Master Trust, Series 2002-1A, Class B, 5.93% 2011[1]	1,000	1,011
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010	680	665
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	641	634
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,5]	16,000	440
NPF XII, Inc., Series 1999-3, Class B, 2.763% 2003[1,2,5]	3,000	—
NPF XII, Inc., Series 2001-1A, Class A, 2.30% 2004[1,2,5]	7,000	192
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 6.455% 2032[1]	581	581
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	386	384
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	280	280
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[2]	102	101
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	37	36
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[2]	109	109
		1,561,307

MUNICIPALS — 0.72%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	64,975	71,619
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	27,130	29,096
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	27,291	27,216
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	18,067	18,065
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,000	10,371
Los Angeles County, California, Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,897
Los Angeles County, California, Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	4,914
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port Dist.-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	8,861	8,948
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	6,625	7,281
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 2.88% 2007	2,000	1,979
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
(Economic Development and Housing), Series B, 3.09% 2007	2,200	2,156
		186,542

Total bonds & notes (cost: $23,154,606,000)		23,378,220

	Shares or
Convertible securities — 0.37%	principal amount

INFORMATION TECHNOLOGY — 0.10%
Conexant Systems, Inc. 4.00% convertible notes 2007	$14,700,000	14,590
SCI Systems, Inc. 3.00% convertible debentures 2007	$12,000,000	11,820
		26,410

TELECOMMUNICATION SERVICES — 0.08%
American Tower Corp. 5.00% convertible debentures 2010	$21,000,000	21,000

UTILITIES — 0.07%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,133

CONSUMER DISCRETIONARY — 0.06%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	11,623
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	128,100	4,303
		15,926

FINANCIALS — 0.01%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	70,400	4,072

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		12,370

Total convertible securities (cost: $84,553,000)		96,911

Preferred securities — 3.86%	Shares

FINANCIALS — 3.86%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	121,238,000	129,903
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	52,000,000	54,798
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	85,750,000	97,402
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]	25,000,000	36,844
HSBC Capital Funding LP 8.03% noncumulative preferred[1]	20,000,000	30,012
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	79,010,000	79,547
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	12,000,000	12,869
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[1]	4,650,000	5,800
BNP Paribas 5.186% noncumulative[1,2]	41,050,000	38,947
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	21,750,000	22,268
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	15,000,000	16,905
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	57,995,000	58,031
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	48,743
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[2]	230,000	5,937
Fannie Mae, Series O, 7.085% preferred[2]	900,000	47,869
Wachovia Capital Trust III 5.80%[1]	45,000,000	45,166
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	33,925,000	35,169
RBS Capital Trust I 4.709% noncumulative trust preferred[1]	28,440,000	26,669
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,399
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	29,750,000	33,043
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	1,200,000	31,740
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	24,970,000	23,981
Weingarten Realty Investors, Series D, 6.75% preferred 2008	495,420	13,054
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable preferred depositary shares	250,000	6,350
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	17,638,000	18,751
Société Générale 7.85%[1,2]	17,705,000	17,946
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	14,279
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	12,205
HVB Funding Trust VIII 7.055%[1]	7,400,000	10,559
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[1]	3,000,000	5,978
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,713
ACE Ltd., Series C, 7.80% preferred depositary shares	217,355	5,640
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,186
Westpac Capital Trust IV 5.256%[1,2]	4,500,000	4,216
		1,007,919

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred	18,500	469

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. - MOD III Inc., units[7,10,11]	1,447	215

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred[10]	50,565	25

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred6.7.10	24	0

Total preferred securities (cost: $935,574,000)		1,008,628

		Market value
Common stocks — 0.34%	Shares	(000)

UTILITIES — 0.27%
Drax Group PLC[10]	4,430,290	$69,104

TELECOMMUNICATION SERVICES — 0.03%
Dobson Communications Corp., Class A10	1,051,359	7,381
XO Holdings, Inc.[10]	7,614	37
		7,418

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[2,7,10]	3,984,039	3,984
Delta Air Lines, Inc.[2,10]	312,961	429
		4,413

FINANCIALS — 0.01%
Beverly Hills Bancorp Inc.	446,000	3,639

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[10,11]	879,000	3,209

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,10,11]	331,291	83

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		285

Total common stocks (cost: $51,178,000)		88,151

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	15,233	14
XO Holdings, Inc., Series B, warrants, expire 2010[10]	11,424	7
XO Holdings, Inc., Series C, warrants, expire 2010[10]	11,424	4
GT Group Telecom Inc., warrants, expire 2010[2,7,10]	2,750	0

Total warrants (cost: $143,000)		25

	Principal amount	Market value
Short-term securities — 5.90%	(000)	(000)

Bank of America Corp. 5.25%-5.27% due 10/20-12/12/2006[9]	$148,800	$ 147,970
Ranger Funding Co. LLC 5.25%-5.26% due 10/12-11/2/2006[2,9]	51,147	50,972
Wal-Mart Stores Inc. 5.20%-5.21% due 10/5-12/19/2006[2,9]	174,600	173,486
Clipper Receivables Co., LLC 5.26%-5.28% due 10/12-11/10/2006[2,9]	129,500	129,076
Variable Funding Capital Corp. 5.25%-5.36% due 10/2-10/16/2006[2]	125,000	124,831
Citigroup Funding Inc. 5.25%-5.26% due 10/17-10/30/2006	79,900	79,654
CAFCO, LLC 5.26% due 10/26/2006[2]	25,000	24,908
E.I. duPont de Nemours and Co. 5.19%-5.20% due 10/25-10/27/2006[2]	101,284	100,907
Abbott Laboratories 5.18% due 11/7-11/21/2006[2,9]	98,600	97,947
Edison Asset Securitization LLC 5.25% due 12/18/2006[2,9]	50,000	49,435
General Electric Capital Services, Inc. 5.24% due 10/4/2006	20,700	20,688
Caterpillar Financial Services Corp. 5.20%-5.21% due 10/16-10/23/2006	56,804	56,644
UnionBanCal Commercial Funding Corp. 5.25% due 10/24/2006	56,700	56,500
Federal Farm Credit Banks 5.13% due 10/18/2006	50,000	49,872
Preferred Receivables Funding Corp. 5.25% due 10/20/2006[2]	50,000	49,854
NetJets Inc. 5.20% due 11/9/2006[2,9]	49,800	49,512
AT&T Inc. 5.26% due 10/23/2006[2]	48,500	48,337
Gannett Co. 5.20% due 10/3/2006[2]	40,000	39,983
Federal Home Loan Bank 5.155% due 11/29/2006[9]	35,700	35,396
Three Pillars Funding, LLC 5.36% due 10/2/2006[2]	32,400	32,386
Kimberly-Clark Worldwide Inc. 5.20% due 10/19/2006[2]	32,400	32,311
3M Co. 5.19% due 11/17/2006[9]	27,500	27,316
International Lease Finance Corp. 5.22% due 10/3/2006	27,000	26,988
HSBC Finance Corp. 5.35% due 10/19/2006	21,100	21,044
Home Depot Inc. 5.20% due 10/20/2006[2]	13,000	12,962

Total short-term securities (cost: $1,538,907,000)		1,538,979

Total investment securities (cost: $25,764,961,000)		26,110,914
Other assets less liabilities		(5,306)

Net assets		$26,105,608

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
The total value of all such restricted securities was $5,824,125,000, which represented 22.31% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Step bond; coupon rate will increase at a later date.
5 Scheduled interest and/or principal payment was not received.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7 Valued under fair value procedures adopted by authority of the board of directors.
8 Index-linked bond whose principal amount moves with a government retail price index.
9 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
10Security did not produce income during the last 12 months.
11Represents an affiliated company as defined under the Investment Company Act of 1940.

                                                                                        unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend (000)	Market value of affiliates at 9/30/06 (000)

ZiLOG, Inc.	879,000	—	—	879,000	$—	$3,209
ZiLOG, Inc. - MOD III Inc., units	1,447	—	—	1,447	—	215
Clarent Hospital	331,291	—	—	331,291	—	83
					$—	$3,507

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$550,097
Gross unrealized depreciation on investment securities	(266,044)
Net unrealized appreciation on investment securities	284,053
Cost of investment securities for federal income tax purposes	25,826,861

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-908-1106-S6838

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 28, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and Principal Financial Officer

Date: November 28, 2006